ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
Schedule of Accounts, Notes, Loans and Financing Receivable	Accounts receivable and allowance for doubtful accounts consist of the following:

As of December 31,
2019
US$

Accounts receivable	1,648,000
Less: allowance for doubtful accounts	—
1,648,000